Parent-only Financial Information - Condensed Balance Sheets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and due from banks	$ 340,695,000	$ 289,113,000
Short-term investments	111,000	110,000
Total cash and cash equivalents	340,806,000	289,223,000
Equity securities, at fair value	6,802,000	6,673,000
Other assets	335,651,000	324,049,000
Total assets	11,018,793,000	10,475,493,000
Liabilities:
Borrowings	1,183,472,000	1,080,600,000
Accrued expenses and other liabilities	184,722,000	172,915,000
Total liabilities	9,858,065,000	9,395,117,000
Total stockholders' equity	1,160,728,000	1,080,376,000	$ 1,040,335,000	$ 1,053,595,000
Total liabilities and stockholders' equity	11,018,793,000	10,475,493,000
Parent Company
Assets
Cash and due from banks	31,494,000	6,459,000
Short-term investments	111,000	110,000
Total cash and cash equivalents	31,605,000	6,569,000
Equity securities, at fair value	201,000	193,000
Investment in subsidiaries	1,102,653,000	1,045,203,000
Loan receivable from Columbia Bank	32,674,000	34,599,000
Other assets	3,411,000	3,106,000
Total assets	1,170,544,000	1,089,670,000
Liabilities:
Borrowings	7,057,000	7,036,000
Accrued expenses and other liabilities	2,759,000	2,471,000
Total liabilities	9,816,000	9,507,000
Total stockholders' equity	1,160,728,000	1,080,163,000
Total liabilities and stockholders' equity	1,170,544,000	1,089,670,000
Northfield Bancorp, Inc. [Member]
Assets
Cash and due from banks	12,051,000	13,043,000
Short-term investments	151,900,000	154,701,000
Total cash and cash equivalents	163,951,000	167,744,000
Loan receivable from Columbia Bank		1,083
Other assets	35,216,000	46,932,000
Total assets	5,754,010,000	5,666,378,000
Liabilities:
Subordinated debentures, net of issuance costs	61,665,000	61,442,000
Total liabilities	5,063,951,000	4,961,682,000
Total stockholders' equity	690,059,000	704,696,000	$ 699,445,000	$ 701,390,000
Total liabilities and stockholders' equity	5,754,010,000	5,666,378,000
Northfield Bancorp, Inc. [Member] | Parent Company
Assets
Cash in Northfield Bank	11,942,000	21,472,000
Investment in Northfield Bank	724,186,000	724,300,000
ESOP loans receivable	13,860,000	15,221,000
Other assets	1,994,000	5,704,000
Total assets	751,982,000	766,697,000
Liabilities:
Subordinated debentures, net of issuance costs	61,665,000	61,442,000
Total liabilities	258,000	559,000
Total stockholders' equity	690,059,000	704,696,000
Total liabilities and stockholders' equity	$ 751,982,000	$ 766,697,000